DISCONTINUED OPERATIONS - Results of Operations (Details) - Technical and Professional Services - Held for sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenue, net	$ 7,754	$ 10,505
Cost of revenues, excluding depreciation and amortization	11,380	12,658
Gross margin	(3,626)	(2,153)
Operating expenses
Sales and marketing	366	945
Depreciation and amortization	582	4,051
Total operating expenses	948	4,996
Loss from discontinued operations	(4,574)	(7,149)
Other expenses
Interest expense	(45)	(100)
Total other expense	(45)	(100)
Loss from discontinued operations	(4,619)	(7,249)
Income tax expense	(12)
Net loss from discontinued operations	(4,631)	(7,249)
Technical services
Revenues
Revenue, net	2,991	3,519
Professional services
Revenues
Revenue, net	3,785	8,476
Other
Revenues
Revenue, net	$ 978	$ (1,490)